SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Stable Value Product Account Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summarized financial information for the company's segments
Stable value product account balances marketed through structured programs	$ 6,573	$ 4,032
Future maturities of stable value products
2022	2,559
2023 - 2024	3,551
2025 - 2026	1,347
Thereafter	$ 1,069
Minimum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements	1 year
Maximum
Summarized financial information for the company's segments
Maturities of GICs and funding agreements	12 years